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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: 31st March, 2003

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London, England
         United Kingdom, EC3M1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry M. Olliff
Title:  Director
Phone:  44 20 7711 0771

Signature, Place and Date of Signing:

/s/ Barry M. Olliff, Director, Coatesville, PA, USA, 9th day of May, 2003
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Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:    90940 (x$1000)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASA LIMITED                    Common           002050102     3528   101700 SH      SOLE                    101700
BRAZIL FUND                    Common           105759104      415    35200 SH      SOLE                     35200
BRAZILIAN EQUITY FUND          Common           105884100      134    37500 SH      SOLE                     37500
CENTRAL EUROPEAN EQUITY        Common           153436100     4527   342320 SH      SOLE                    342320
CHILE FUND INC.                Common           168834109      322    45292 SH      SOLE                     45292
EQUITY INCOME FUND (AT&T)      Common           294700703      235     3550 SH      SOLE                      3550
FIRST ISRAEL FUND              Common           32063L100     2372   286508 SH      SOLE                    286508
FIRST PHILIPPINE FUND          Common           336100102       86    36600 SH      SOLE                     36600
GREATER CHINA FUND             Common           39167B102     2597   295450 SH      SOLE                    295450
ISHARES MSCI BRAZIL            Common           464286400     2224   267007 SH      SOLE                    267007
ISHARES MSCI KOREA             Common           464286772     3533   234300 SH      SOLE                    234300
ISHARES MSCI TAIWAN            Common           464286731     1258   163000 SH      SOLE                    163000
JF INDIA                       Common           471112102     2087   290311 SH      SOLE                    290311
KOREA EQUITY                   Common           50063B104     2173   670800 SH      SOLE                    670800
KOREA FUND                     Common           500634100    33928  2931128 SH      SOLE                   2931128
LATIN AMERICA EQUITY           Common           51827Q106      630    66993 SH      SOLE                     66993
LATIN AMERICAN DISCOVERY       Common           51828C106     3810   501700 SH      SOLE                    501700
MEXICO FUND                    Common           592835102     1947   176921 SH      SOLE                    176921
MS EASTERN EUROPE FUND         Common           616988101     2833   169800 SH      SOLE                    169800
MS EMERGING MARKETS            Common           61744G107     1593   200500 SH      SOLE                    200500
MS INDIA INVESTMENT            Common           61745C105     1929   207800 SH      SOLE                    207800
NEW IRELAND FUND               Common           645673104       77     8300 SH      SOLE                      8300
ROC TAIWAN                     Common           749651105     6225  1696300 SH      SOLE                   1696300
SALOMON BROTHERS FUND INC      Common           795477108      548    61700 SH      SOLE                     61700
SCUDDER NEW ASIA FUND          Common           811183102      292    39500 SH      SOLE                     39500
SOUTHERN AFRICA FUND           Common           842157109     3900   362323 SH      SOLE                    362323
TAIWAN FUND                    Common           874036106     7734   931800 SH      SOLE                    931800